Accounts Receivable, Net	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Accounts Receivable, Net [Abstract]
Accounts receivable, net

Note 3 – Accounts receivable, net

	As of March 31, 2024	As of June 30, 2023
	(Unaudited)	(Audited)
Accounts receivable	$225,571	$163,383
Provision for estimated credit losses	(152,831)	(214)
Total accounts receivable, net	$72,740	$163,169

Movements of provision for estimated credit losses are as follows:

	As of March 31, 2024	As of June 30, 2023
	(Unaudited)	(Audited)
Beginning balance	$214	$227
Addition	153,985	601
Write-off	-	(601)
Exchange rate effect	(1,368)	(13)
Ending balance	$152,831	$214

Note 3 – Accounts receivable, net

	As of June 30, 2023	As of June 30, 2022
Accounts receivable	$163,383	$227
Allowance for doubtful accounts	(214)	(227)
Total accounts receivable, net	$163,169	$-

Movements of allowance for doubtful accounts are as follows:

	As of June 30, 2023	As of June 30, 2022
Beginning balance	$227	$25,690
Addition (recovery)	601	(24,953)
Write-off	(601)	-
Exchange rate effect	(13)	(510)
Ending balance	$214	$227